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                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
            ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON
                           AND AFTER OCTOBER 7, 2011)

                         SUPPLEMENT DATED AUGUST 6, 2012
            TO THE PROSPECTUS DATED APRIL 30, 2012 (AS SUPPLEMENTED)

This supplement describes changes to the Guaranteed Minimum Income Benefit Max ("GMIB Max") optional benefit and the Enhanced Death Benefit Max ("EDB Max") optional benefit that will be available for Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company (offered on and after October 7, 2011) ("MetLife", "we," "us," or "our"). If approved in your state, these changes are effective for Contracts issued based on applications and necessary information that we receive in good order at your Administrative Office after the close of the New York Stock Exchange on August 17, 2012.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL BENEFITS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON AUGUST 17, 2012. FOR PURCHASES OF THE CONTRACT SUBJECT TO REGULATION NO. 60 (11 NYCRR
51) (A "REG 60 TRANSACTION") IN NEW YORK, THIS MEANS THAT THE PAPERWORK WE REQUIRE TO INITIATE THE REG 60 TRANSACTION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON AUGUST 17, 2012. THE APPLICATION FOR THE CONTRACT AND ADDITIONAL REQUIRED PAPERWORK MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON SEPTEMBER 7, 2012.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

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I.   INTRODUCTION  OF GUARANTEED  MINIMUM INCOME BENEFIT MAX IV ("GMIB MAX IV");
     GUARANTEED MINIMUM INCOME BENEFIT MAX III ("GMIB MAX III") NO LONGER AVAILABLE

A. Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office after the close of the New York Stock Exchange on August 17, 2012 may elect the GMIB Max IV optional benefit. The GMIB Max IV optional benefit is identical to the GMIB Max III optional benefit described in the April 30, 2012 prospectus (as supplemented), with the following exceptions:

          .    Dollar-for-Dollar Withdrawal Percentage:

               Under the GMIB Max IV, a "dollar-for-dollar withdrawal percentage" is used in calculating withdrawal adjustments to the Annual Increase Amount. The dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken.

               If the first withdrawal is taken before the fifth Contract
               ----------------------------------------------------------
               Anniversary, the dollar-for-dollar withdrawal percentage is the
               ------------
               greater of:

               (a)  4.5%; or

               (b) the required minimum distribution rate (as defined in the "Living Benefits" section of the prospectus under "Description of GMIB Max III - Annual Increase Rate").

               If the first withdrawal is taken before the fifth Contract anniversary, item (a) will remain 4.5%; it will never increase or decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If the first withdrawal is taken on or after the fifth contract
               ---------------------------------------------------------------
               anniversary, the dollar-for-dollar withdrawal percentage is
               ------------
               identical to the annual increase rate -- that is, it is the greater of:

               (a)  5%; or

               (b)  the required minimum distribution rate.

               If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.

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               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB optional benefit. To receive dollar-for-dollar treatment of withdrawals under the GMIB Max IV, you should: (1) limit your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage; and (2) only take withdrawals that are payable to the Contract Owner (or the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to.

          . For Contracts issued in New York State, the Annual Increase Amount is subject to a 400% maximum increase limitation for GMIB Max IV.

          .    Enhanced Payout Rates:

               (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE) The annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per year. The GMIB Max IV purchase rates are only enhanced under the following circumstances. If:

               (a)  you begin withdrawals on or after age 62;

               (b) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and

               (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max IV will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

               Or:

               (a)  you begin withdrawals on or after age 67;

               (b) your Account Value is fully withdrawn or decreases to zero on or after age 67 and there is an income base remaining; and

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               (c)  the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max IV will equal or exceed 5% of the income base (calculated on the date the payments are determined).

               (FOR CONTRACTS ISSUED IN NEW YORK STATE ONLY) The annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per year. The GMIB Max IV purchase rates are only enhanced under the following circumstances (The following does not apply to any other GMIB optional benefit.) If:

               (a)  the Contract was issued on or after age 55;

               (b)  you begin withdrawals on or after age 62;

               (c) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and

               (d) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max IV will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

               Or:

               (a)  the Contract was issued on or after age 55;

               (b)  you begin withdrawals on or after age 67;

               (c) your Account Value is fully withdrawn or decreases to zero on or after age 67 and there is an income base remaining; and

               (d) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max IV will equal or exceed 5% of the income base (calculated on the date the payments are determined).

B. GMIB Max III will no longer be available for purchase, effective for applications and necessary paperwork received by your Administrative Office after the close of the New York Stock Exchange on August 17, 2012.

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II.  INTRODUCTION OF ENHANCED DEATH BENEFIT MAX IV ("EDB MAX IV"); ENHANCED
     DEATH BENEFIT MAX III ("EDB MAX III") NO LONGER AVAILABLE

A. Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office after the close of the New York Stock Exchange on August 17, 2012 may elect the EDB Max IV optional benefit if they have also elected the GMIB Max IV optional benefit. The EDB Max IV optional benefit is identical to the EDB Max III optional benefit described in the April 30, 2012 prospectus (as supplemented) with the following exceptions.

          .    Dollar-for-Dollar Withdrawal Percentage:

               Under the EDB Max IV, a "dollar-for-dollar withdrawal percentage" is used in calculating withdrawal adjustments to the Annual Increase Amount. The dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken.

               If the first withdrawal is taken before the fifth Contract
               ----------------------------------------------------------
               Anniversary, the dollar-for-dollar withdrawal percentage is the
               ------------
               greater of:

               (a)  4.5%; or

               (b) the required minimum distribution rate (as defined in the "Enhanced Death Benefits" section of the prospectus under "Description of the EDB Max III - Annual Increase Rate").

               If the first withdrawal is taken before the fifth Contract anniversary, item (a) will remain 4.5%; it will never increase or decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

               If the first withdrawal is taken on or after the fifth contract
               ---------------------------------------------------------------
               anniversary, the dollar-for-dollar withdrawal percentage is
               ------------
               identical to the annual increase rate -- that is, it is the greater of:

               (a)  5%; or

               (b)  the required minimum distribution rate.

               If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.

               Item (b) only applies to IRAs and other contracts subject to
               Section 401(a)(9) of the Internal Revenue Code.

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               If in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB. To receive dollar-for-dollar treatment of withdrawals under the EDB Max IV, you should: (1) limit your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage; (2) only take withdrawals that are payable to the Contract Owner (or the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to; and (3) not take withdrawals after the Contract Anniversary immediately prior to your 91st birthday.

B. EDB Max III will no longer be available for purchase, effective for applications and necessary paperwork received by your Administrative Office after the close of the New York Stock Exchange on August 17, 2012.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

PO Box 10342 (MetLife)                                 Telephone: (800) 638-7732
PO Box 14594 (NEF)                                     Telephone: (800) 435-4117
Des Moines, IA 50306-0342